Long-Term Debt - Additional Information (Detail) $ / shares in Units, € in Millions			1 Months Ended		12 Months Ended
	Aug. 04, 2020 USD ($) $ / shares shares	Jul. 03, 2017 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) Bond shares	Jul. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017	Jun. 01, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Aug. 01, 2017 EUR (€)
Debt Instrument [Line Items]
Conversion features of the instruments value	$ 215,000,000	$ 242,000,000				$ 184,000,000
Allocated debt issuance costs	1,000,000	1,000,000
Loss on financial instruments, net					$ (43,000,000)	(26,000,000)
Allocated debt deferred tax effect	30,000,000
Unamortized debt discount and issuance costs totaled					113,000,000
Medium Term Credit Facilities [Member]
Debt Instrument [Line Items]
Unutilized committed medium term credit facilities					910,000,000
Support R&D and Capital Expenditure Programs [Member] | Italy and France [Member]
Debt Instrument [Line Items]
Increase in long term debt | €									€ 500	€ 500
Amount outstanding					566,000,000	424,000,000
New Facility Agreement with CDP [Member]
Debt Instrument [Line Items]
Increase in long term debt | €								€ 150
Amount outstanding					$ 156,000,000
Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component	1,362,000,000	1,266,000,000
Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Net proceeds from issuance of senior unsecured convertible bonds	1,567,000,000	$ 1,502,000,000
Zero-coupon, due 2022 (Tranche A) [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion premium rate		37.50%
Debt conversion, bond par value				$ 750,000,000
Conversion features of the instruments value				$ 0
Zero-coupon, due 2022 (Tranche A) [Member] | Treasury Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares				11,400,000
Zero-coupon, due 2022 (Tranche A) [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component				$ 739,000,000
Loss on financial instruments, net						$ 25,000,000
Zero-coupon, due 2022 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate		0.0270		0.008
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount		$ 750,000,000
0.25%, due 2024 (Tranche B) [Member]
Debt Instrument [Line Items]
Debt instrument periodic payment					semi-annually
Senior unsecured convertible bonds conversion premium rate		37.50%
0.25%, due 2024 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate		0.0328
0.25%, due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount		$ 750,000,000
Long-term debt maturity date							2024
Interest rate		0.25%
Dual Tranche Senior Unsecured Convertible Bonds | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount	$ 1,500,000,000	$ 1,500,000,000
Senior unsecured convertible bonds conversion price | $ / shares		$ 20.54
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date							2022
Zero Coupon Due Two Thousand Nineteen Tranche A | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Percentage at which bonds issued		101.265%
Tranche Two
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares		9,737
Tranche One
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares		9,737
Debt conversion, bond par value		$ 200,000
0.25% due 2024 (Tranche B) [Member]
Debt Instrument [Line Items]
Interest rate		0.25%
0.25% due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date					2024	2024
Interest rate					0.25%	0.25%			0.25%
Zero Coupon Due Two Thousand And Twenty Four Tranche B
Debt Instrument [Line Items]
Debt conversion, bond par value			$ 248,000,000
Conversion features of the instruments value			$ 0
Number of bonds settled | Bond			3,750
Number of bonds settled on net-share basis | Bond			1,238
Total consideration of bonds on net-share basis			$ 479,000,000
Number of bonds settled on full cash basis | Bond			2,512
Total consideration of bonds on full cash basis			$ 1,015,000,000
Write-off of unamortized debt issuance costs					$ 1,000,000
Zero Coupon Due Two Thousand And Twenty Four Tranche B | Treasury Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares			5,800,000
Zero Coupon Due Two Thousand And Twenty Four Tranche B | Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component			$ 689,000,000
Loss on financial instruments, net					$ 44,000,000
Zero Coupon Due Two Thousand And Twenty Four Tranche B | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate			0.011
Zero-coupon, due 2025 (Tranche A) [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion premium rate	47.50%
Debt Conversion, Converted Instrument, Shares Issued | shares	4,585
Debt conversion, bond par value	$ 200,000
Zero-coupon, due 2025 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate	0.0130
Zero-coupon, due 2025 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount	$ 750,000,000
Long-term debt maturity date					2025	2025
Percentage at which bonds issued	105.80%
Interest rate					0.00%	0.00%			0.00%
Senior unsecured convertible bonds conversion price | $ / shares	$ 43.62
Zero-coupon, due 2027 (Tranche B) [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion price | $ / shares	$ 45.10
Senior unsecured convertible bonds conversion premium rate	52.50%
Debt Conversion, Converted Instrument, Shares Issued | shares	4,435
Debt conversion, bond par value	$ 200,000
Zero-coupon, due 2027 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate	0.0185
Zero-coupon, due 2027 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount	$ 750,000,000
Long-term debt maturity date					2027	2027
Percentage at which bonds issued	104.50%
Interest rate					0.00%	0.00%			0.00%